Accrued Liabilities	12 Months Ended
Sep. 27, 2013
Text Block [Abstract]
Accrued Liabilities

10. ACCRUED LIABILITIES

Accrued liabilities consist of the following (in thousands):

	September 27, 2013	September 28, 2012
Compensation and benefits	$9,935	$8,346
Product warranty	566	910
Professional fees	1,905	1,132
Software licenses	1,385	616
Asset retirement obligations — current portion	395	522
Distribution costs	672	669
Restructuring costs	145	328
Other	1,918	2,449

Total	$16,921	$14,972